Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments
47	Fair value and fair value hierarchy of financial instruments
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value amount	Carrying amount	Fair value amount
	RMB million	RMB million	RMB million	RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	457	457	995	995
Financial asset at fair value through profit or loss	84	84	95	95
Derivative financial assets	—	—	399	399
Deposits relating to aircraft held under leases included in other non-current assets	140	139	143	142

Total	681	680	1,632	1,631

Financial liabilities
Derivative financial liabilities	46	46	141	141
Long-term borrowings	50,792	49,971	30,745	32,355
Lease liabilities	82,126	81,232	82,178	82,653

Total	132,964	131,249	113,064	115,149

The Group has assessed that the fair values of cash and cash equivalents, restricted bank deposits, trade receivables, trade and bills payables, financial assets included in prepayments and other receivables, financial liabilities included in other payables and accruals, short-term bank borrowings and short-term debentures approximate to their carrying amounts largely due to the short-term maturities of these instruments.
The fair values of the deposits relating to aircraft held under leases included in other non-current
assets, long-term borrowings and lease liabilities have been measured using significant observable inputs and calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities.
The Group enters into derivative financial instruments, including forward currency contracts, fuel hedging contracts and interest rate swaps with various counterparties, principally financial institutions with high credit ratings
Derivative financial instruments are measured using valuation techniques similar to forward pricing and swap models, using present value calculations. The models incorporate various market observable inputs including the foreign exchange spot and forward rates, interest rate curves and fuel hedging price. The carrying amounts of forward currency contracts, fuel hedging contracts and interest rate swaps are the same as their fair values.
As at December 31, 2021, the marked to market value of the derivative asset position is net of a credit valuation adjustment attributable to derivative counterparty default risk. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationship and other financial instruments recognised at fair value.

The fair values of listed equity investments are based on quoted market prices. The fair values of unlisted equity investments designated at fair value through other comprehensive income have been estimated using a market-based valuation technique based on assumptions that are not supported by observable market prices or rates. The valuation requires the directors to determine comparable public companies (peers) based on industry, size, leverage and strategy, and calculates an appropriate price multiple, such as enterprise value to earnings before interest, taxes, depreciation and amortisation (“EV/EBITDA”) multiple and price to earnings (“P/E”) multiple, for each comparable company identified. The multiple is calculated by dividing the enterprise value of the comparable company by an earnings measure. The trading multiple is then discounted for considerations such as illiquidity and size differences between the comparable companies based on company-specific facts and circumstances. The discounted multiple is applied to the corresponding earnings measure of the unlisted equity investments to measure the fair value. The directors believe that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statement of financial position, and the related changes in fair values, which are recorded in other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting period.
Set out below is a summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2021 and 2020:

	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	20%(December 31, 2020: 20% to 35%)	1% (December 31, 2020: 1%) increase/decrease in multiple would result in increase/ decrease in fair value by RMB 3 million (December 31, 2020: RMB 5 million)
The discount for lack of marketability represents the amounts of premiums and discounts determined by the Group that market participants would take into account when pricing the investments.

Fair value hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets and liabilities measured at fair value:
As at December 31, 2021

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	237	—	220	457
Financial asset at fair value through profit or loss	84	—	—	84

Total	321	—	220	541

Liabilities
Derivative financial liabilities
— Interest rate swaps	—	46	—	46

Total	—	46	—	46

As at December 31, 2020

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	457	—	538	995
Derivative financial assets
— Forward fuel contracts	—	399	—	399
Financial asset at fair value through profit or loss	95	—	—	95

Total	552	399	538	1,489

Liabilities
Derivative financial liabilities
— Interest rate swaps	—	140	—	140
— Forward fuel contracts	—	1	—	1

Total	—	141	—	141

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 (2020: Nil; 2019: Nil) and no transfers into or out of Level 3 for both financial assets and financial liabilities during the year of 2020 (2019: Nil).

The following table presents the changes in level 3 items for the year ended December 31, 2021:

Equity investments designated at fair value through other comprehensive income RMB million
Opening balance as at January 1, 20 21	538

Disposals	(75)
Recognised in other comprehensive income – net	(243)

Closing balance as at December 31, 2021	220

As at December 31, 2021

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	139	—	139

Liabilities
Long-term borrowings	—	49,971	—	49,971
Lease liabilities	—	81,232	—	81,232

	—	131,203	—	131,203

As at December 31, 2020

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	142	—	142

Liabilities
Long-term borrowings	4,936	27,419	—	32,355
Lease liabilities	—	82,653	—	82,653

	4,936	110,072		115,008